Revolving Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revolving Line of Credit [Abstract]
REVOLVING LINE OF CREDIT

9.	REVOLVING LINE OF CREDIT

On August 2, 2017, the Company issued a promissory note (the "CNB Note") to City National Bank of Florida ("CNB") in the principal amount of $2,000,000, with a maturity date of August 2, 2018. On September 26, 2018, the Company and CNB agreed to extend the maturity date of the CNB Note to August 2, 2019. The Company and CNB are presently negotiating the maturity date extension to August 2, 2020 and expects this extension to be executed by the end of August 2019. The Company evaluated the modification under ASC 470-50 and determined that it did not qualify as an extinguishment of debt. The CNB Note evidences a revolving line of credit with advances that may be requested by the Company until the maturity date of August 2, 2019 so long as no event of default exists under the CNB Note, the Company or Jay H. Nussbaum, the Company's Chairman of the Board and Chief Executive Officer, does not cease doing business, Mr. Nussbaum does not seek to revoke or modify his guarantee of the CNB Note, the Company does not misapply the proceeds of this loan or CNB in good faith does not believe itself insecure. The initial CNB Note bore an interest rate at a variable rate equal to 0.250 percentage points over the Wall Street Journal Prime Rate payable monthly. At renewal, the variable rate was increased to 1.0 percentage points over the Wall Street Journal Prime Rate. The Company will pay to CNB a late charge of 5.0% of any monthly payment not received by CNB within 10 calendar days after its due date. The Company may prepay the CNB Note at any time without penalty. In the event of a default, the interest rate will increase to the highest lawful rate. The Company is obligated to maintain depository accounts with CNB with a minimum average annual balance of $1,600,000 in the aggregate with Mr. Nussbaum. In the event the Company does not maintain this account balance, CNB may charge the Company a fee equal to 2% of the deficiency as additional interest under the CNB Note. The CNB Note is personally guaranteed by Mr. Nussbaum pursuant to written guarantee in favor of CNB. Mr. Nussbaum and the Company are obligated to maintain an aggregate unencumbered liquidity of no less than $6,000,000 in the form of cash, repurchase agreements, certificates of deposit or marketable securities acceptable to CNB. In addition, to secure our obligations under the CNB Note, we entered into a security agreement in favor of CNB encumbering all of our accounts, inventory and equipment along with an assignment of a bank account we maintain at CNB with a balance of $120,000. As of June 30, 2019, $2,000,000 has been drawn against the line of credit. Accrued interest of $11,194 related to the CNB line of credit has been recorded as of June 30, 2019.

Indemnification Agreement

On August 3, 2017, the Company entered into an Indemnification Agreement with Mr. Nussbaum in order to indemnify and defend him to the fullest extent permitted by law for any claim, expense or obligation which might arise as a result of his guarantee of the CNB Note.

7.	REVOLVING LINE OF CREDIT

On August 2, 2017, the Company issued a promissory note to City National Bank of Florida ("CNB") in the principal amount of $2,000,000, the CNB Note, with a maturity date of August 2, 2018 On September 26, 2018, the Company and CNB agreed to extend the maturity date of the promissory note to August 2, 2019. The Company evaluated the modification under ASC 470-50 and determined that it did not qualify as an extinguishment of debt. The note evidences a revolving line of credit with advances that may be requested by the Company until the maturity date of August 2, 2019 so long as no event of default exists under the note, the Company or Mr. Nussbaum does not cease doing business, Mr. Nussbaum does not seek to revoke or modify his guarantee of the Note, the Company does not misapply the proceeds of this loan or CNB in good faith does not believe itself insecure. The initial CNB Note bore an interest rate at a variable rate equal to 0.250 percentage points over the Wall Street Journal Prime Rate payable monthly. At renewal, the variable rate was increased to 1.0 percentage points over the Wall Street Journal Prime Rate. The Company will pay to CNB a late charge of 5.0% of any monthly payment not received by Lender within 10 calendar days after its due date. The Company may prepay the note at any time without penalty. In the event of a default, the interest rate will increase to the highest lawful rate. The Company is obligated to maintain depository accounts with CNB with a minimum average annual balance of $1,600,000 in aggregate with Mr. Nussbaum. In the event the Company does not maintain this account balance, CNB may charge the Company a fee equal to 2% of the deficiency as additional interest under the note. The CNB Note is personally guaranteed by Mr. Nussbaum, the Company's Chief Executive Officer pursuant to written guarantee in favor of CNB (the "CNB Guarantee"). Mr. Nussbaum and the Company are obligated to maintain an aggregate unencumbered liquidity of no less than $6,000,000 in the form of cash, repurchase agreements, certificates of deposit or marketable securities acceptable to CNB. In addition, to secure our obligations under the note, we entered into a security agreement in favor of CNB (the "Security Agreement") encumbering all of our accounts, inventory and equipment along with an assignment of a bank account we maintain at CNB with an approximate balance of $120,000. As of December 31, 2018, $2,000,000 has been drawn against the line of credit, an increase of $1,000,000 over the balance at December 31, 2017. Accrued interest of $10,931 and $5,625 has been recognized as of December 31, 2018 and 2017, respectively.

Indemnification Agreement

On August 3, 2017, the Company entered into an Indemnification Agreement with Mr. Nussbaum in order to indemnify and defend him to the fullest extent permitted by law for any claim, expense or obligation which might arise as a result of his guarantee of the CNB Note.